Fair Value Measurements (Details Narrative) (10-K) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2017	Sep. 30, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Financial assets measured on recurring basis
Warrant derivatives issued
Derivative liability					528	598
Proceeds from issuance of warrant derivative liability	$ 810		$ 679	$ 5,246	$ 5,246
Weighted average price stock exceeds			$ 3.00		$ 3.00
Average daily trading value			$ 350		$ 350
Warrant [Member]
Weighted average price stock exceeds					$ 0.01
Monte Carlo Simulation Valuation Model [Member]
Derivative liability					$ 3,100
Proceeds from issuance of warrant derivative liability					$ 5,817
September 2015 Offering [Member]
Warrant derivatives issued		$ 9,500				$ 9,500